Deposits and Prepayment - Schedule of Deposits and Prepayment (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Deposits and Prepayment [Line Items]
Total deposits and prepayment classified as non-current assets	$ 783,487	$ 1,743,423
Total deposits – related party classified as non-current assets		600,000
Deposits – related party classified as non-current assets:
Total deposits and prepayment classified as non-current assets	783,487	1,743,423
Total deposits – related party classified as non-current assets		600,000
Total deposits and prepayment classified as current assets	13,699	203,178
Total deposits – related party classified as current assets	897,436
Deposits – related party classified as current assets:
Total deposits and prepayment classified as current assets	13,699	203,178
Total deposits – related party classified as current assets	897,436
Trade deposit [Member]
Schedule of Deposits and Prepayment [Line Items]
Total deposits and prepayment classified as non-current assets	320,513	320,513
Deposits – related party classified as non-current assets:
Total deposits and prepayment classified as non-current assets	320,513	320,513
Financial service deposit (note) [Member]
Schedule of Deposits and Prepayment [Line Items]
Total deposits and prepayment classified as non-current assets		897,436
Deposits – related party classified as non-current assets:
Total deposits and prepayment classified as non-current assets		897,436
Total deposits and prepayment classified as current assets		187,500
Deposits – related party classified as current assets:
Total deposits and prepayment classified as current assets		187,500
Prepaid financial service fee (note) [Member]
Schedule of Deposits and Prepayment [Line Items]
Total deposits and prepayment classified as non-current assets		62,500
Deposits – related party classified as non-current assets:
Total deposits and prepayment classified as non-current assets		62,500
Deposits paid for purchase of property, plant and equipment [Member]
Schedule of Deposits and Prepayment [Line Items]
Total deposits and prepayment classified as non-current assets	462,974	462,974
Deposits – related party classified as non-current assets:
Total deposits and prepayment classified as non-current assets	462,974	462,974
Deposit for operating lease arrangement [Member]
Schedule of Deposits and Prepayment [Line Items]
Total deposits – related party classified as non-current assets		600,000
Deposits – related party classified as non-current assets:
Total deposits – related party classified as non-current assets		600,000
Total deposits – related party classified as current assets	897,436
Deposits – related party classified as current assets:
Total deposits – related party classified as current assets	897,436
Prepaid service fee [Member]
Deposits – related party classified as non-current assets:
Total deposits and prepayment classified as current assets	11,712	11,127
Deposits – related party classified as current assets:
Total deposits and prepayment classified as current assets	11,712	11,127
Utility and other deposit [Member]
Deposits – related party classified as non-current assets:
Total deposits and prepayment classified as current assets	1,987	4,551
Deposits – related party classified as current assets:
Total deposits and prepayment classified as current assets	$ 1,987	$ 4,551